Financial Instruments and Risk Management (Derivative Notional Amounts) (Details) - USD ($) $ in Millions		Jan. 02, 2016	Jan. 03, 2015
Foreign exchange contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount		$ 192.6	$ 141.6
Foreign exchange contract non hedge [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount		23.2	0.0
Interest rate swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	[1]	$ 609.7	$ 405.4

[1]	Includes a forward starting interest rate swap with a notional amount of $288.8 million, which has an effective date of October 17, 2016.